LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Loss for the year attributable to owners of the Company
From continuing operations	(23,338)	(8,337)	(3,160)	(432)
From discontinued operations	(1,285)	(5,504)	—	—

Weighted average number of ordinary shares for basic and diluted earnings per share*	8,189,617	8,222,658	9,658,441	9,658,441

Loss per share:
Basic and diluted
For loss from continuing operations	(2.85)	(1.01)	(0.33)	(0.04)
For loss from discontinued operations	(0.15)	(0.67)	—	—
Loss per share	(3.00)	(1.68)	(0.33)	(0.04)

*	The basic and diluted loss per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 19 for further details.